Annual Total Returns - American Century ETF Trust	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Avantis All Equity Markets ETF | Avantis All Equity Markets ETF Class
Prospectus [Line Items]
Annual Return [Percent]	13.95%	19.17%
Avantis All Equity Markets Value ETF | Avantis All Equity Markets Value ETF Class
Prospectus [Line Items]
Annual Return [Percent]	11.38%
Avantis All International Markets Equity ETF | Avantis All International Markets Equity ETF Class
Prospectus [Line Items]
Annual Return [Percent]	5.53%
Avantis All International Markets Value ETF | Avantis All International Markets Value ETF Class
Prospectus [Line Items]
Annual Return [Percent]	5.40%
Avantis Core Fixed Income ETF | Avantis Core Fixed Income ETF Class
Prospectus [Line Items]
Annual Return [Percent]	1.73%	6.25%	(13.82%)	(2.06%)
Avantis Core Municipal Fixed Income ETF | Avantis Core Municipal Fixed Income ETF Class
Prospectus [Line Items]
Annual Return [Percent]	1.74%	5.23%	(7.56%)	0.52%
Avantis Emerging Markets Equity ETF | Avantis Emerging Markets Equity ETF Class
Prospectus [Line Items]
Annual Return [Percent]	7.53%	15.13%	(17.91%)	4.89%	15.24%
Avantis Emerging Markets Small Cap Equity ETF | Avantis Emerging Markets Small Cap Equity ETF Class
Prospectus [Line Items]
Annual Return [Percent]	3.18%
Avantis Emerging Markets Value ETF | Avantis Emerging Markets Value ETF Class
Prospectus [Line Items]
Annual Return [Percent]	4.66%	16.85%	(15.93%)
Avantis Inflation Focused Equity ETF | Avantis Inflation Focused Equity ETF Class
Prospectus [Line Items]
Annual Return [Percent]	6.20%	4.19%
Avantis International Equity ETF | Avantis International Equity ETF Class
Prospectus [Line Items]
Annual Return [Percent]	4.84%	17.13%	(13.61%)	13.68%	7.84%
Avantis International Large Cap Value ETF | Avantis International Large Cap Value ETF Class
Prospectus [Line Items]
Annual Return [Percent]	4.07%	18.56%	(8.26%)
Avantis International Small Cap Equity ETF | Avantis International Small Cap Equity ETF Class
Prospectus [Line Items]
Annual Return [Percent]	3.31%
Avantis International Small Cap Value ETF | Avantis International Small Cap Value ETF Class
Prospectus [Line Items]
Annual Return [Percent]	8.47%	16.66%	(11.23%)	15.65%	4.71%
Avantis Moderate Allocation ETF | Avantis Moderate Allocation ETF Class
Prospectus [Line Items]
Annual Return [Percent]	10.09%
Avantis Real Estate ETF | Avantis Real Estate ETF Class
Prospectus [Line Items]
Annual Return [Percent]	0.47%	8.96%	(24.42%)
Avantis Responsible Emerging Markets Equity ETF | Avantis Responsible Emerging Markets Equity ETF Class
Prospectus [Line Items]
Annual Return [Percent]	8.30%	16.18%
Avantis Responsible International Equity ETF | Avantis Responsible International Equity ETF Class
Prospectus [Line Items]
Annual Return [Percent]	6.85%	17.79%
Avantis Responsible U.S. Equity ETF | Avantis Responsible U.S. Equity ETF Class
Prospectus [Line Items]
Annual Return [Percent]	19.38%	24.37%
Avantis Short-Term Fixed Income ETF | Avantis Short-Term Fixed Income ETF Class
Prospectus [Line Items]
Annual Return [Percent]	3.95%	5.17%	(5.46%)	(1.14%)
Avantis U.S. Equity ETF | Avantis U.S. Equity ETF Class
Prospectus [Line Items]
Annual Return [Percent]	20.44%	21.69%	(13.76%)	28.62%	17.45%
Avantis U.S. Large Cap Equity ETF | Avantis U.S. Large Cap Equity ETF Class
Prospectus [Line Items]
Annual Return [Percent]	22.70%
Avantis U.S. Large Cap Value ETF | Avantis U.S. Large Cap Value ETF Class
Prospectus [Line Items]
Annual Return [Percent]	17.55%	17.37%	(5.53%)
Avantis U.S. Mid Cap Equity ETF | Avantis U.S. Mid Cap Equity ETF Class
Prospectus [Line Items]
Annual Return [Percent]	16.77%
Avantis U.S. Mid Cap Value ETF | Avantis U.S. Mid Cap Value ETF Class
Prospectus [Line Items]
Annual Return [Percent]	18.37%
Avantis U.S. Small Cap Equity ETF | Avantis U.S. Small Cap Equity ETF Class
Prospectus [Line Items]
Annual Return [Percent]	7.76%	19.40%
Avantis U.S. Small Cap Value ETF | Avantis U.S. Small Cap Value ETF Class
Prospectus [Line Items]
Annual Return [Percent]	9.33%	22.65%	(4.82%)	42.29%	6.60%
American Century Diversified Corporate Bond ETF | American Century Diversified Corporate Bond ETF Class
Prospectus [Line Items]
Annual Return [Percent]	3.94%	7.21%	(10.04%)	(0.34%)	7.17%	10.06%
American Century Diversified Municipal Bond ETF | American Century Diversified Municipal Bond ETF Class
Prospectus [Line Items]
Annual Return [Percent]	2.05%	6.52%	(9.13%)	2.88%	5.47%	8.79%
American Century Multisector Floating Income ETF | American Century Multisector Floating Income ETF Class
Prospectus [Line Items]
Annual Return [Percent]	6.48%
American Century Multisector Income ETF | American Century Multisector Income ETF Class
Prospectus [Line Items]
Annual Return [Percent]	5.22%	7.71%	(10.34%)
American Century Quality Diversified International ETF | American Century Quality Diversified International ETF Class
Prospectus [Line Items]
Annual Return [Percent]	6.05%	20.81%	(19.86%)	8.85%	17.57%	24.15%
American Century Select High Yield ETF | American Century Select High Yield ETF Class
Prospectus [Line Items]
Annual Return [Percent]	6.30%	12.27%	(10.35%)
American Century Short Duration Strategic Income ETF | American Century Short Duration Strategic Income ETF Class
Prospectus [Line Items]
Annual Return [Percent]	5.62%	6.02%
American Century U.S. Quality Growth ETF | American Century U.S. Quality Growth ETF Class
Prospectus [Line Items]
Annual Return [Percent]	31.36%	32.29%	(24.51%)	24.54%	38.05%	34.54%
American Century U.S. Quality Value ETF | American Century U.S. Quality Value ETF Class
Prospectus [Line Items]
Annual Return [Percent]	16.74%	13.82%	(7.57%)	27.11%	0.50%	24.03%
Avantis Core Fixed Income Fund | Avantis Core Fixed Income Fund Institutional Class
Prospectus [Line Items]
Annual Return [Percent]	1.65%	6.14%	(13.89%)
Avantis Emerging Markets Equity Fund | Avantis Emerging Markets Equity Fund, Institutional Class
Prospectus [Line Items]
Annual Return [Percent]	7.68%	15.15%	(18.13%)	5.18%	15.72%
Avantis International Equity Fund | Avantis International Equity Fund Institutional Class
Prospectus [Line Items]
Annual Return [Percent]	4.86%	16.98%	(13.90%)	13.28%	8.21%
Avantis International Small Cap Value Fund | Avantis International Small Cap Value Fund Institutional Class
Prospectus [Line Items]
Annual Return [Percent]	8.38%	16.74%	(10.88%)	15.34%	5.65%
Avantis U.S. Equity Fund | Avantis U.S. Equity Fund Institutional Class
Prospectus [Line Items]
Annual Return [Percent]	20.03%	21.45%	(14.41%)	27.46%	18.64%
Avantis U.S. Large Cap Value Fund | Avantis U.S. Large Cap Value Fund Institutional Class
Prospectus [Line Items]
Annual Return [Percent]	16.94%	16.76%
Avantis U.S. Small Cap Value Fund | Avantis U.S. Small Cap Value Fund Institutional Class
Prospectus [Line Items]
Annual Return [Percent]	8.88%	22.97%	(4.70%)	40.17%	10.64%
American Century Focused Dynamic Growth ETF | American Century Focused Dynamic Growth ETF Class
Prospectus [Line Items]
Annual Return [Percent]	45.65%	37.16%	(35.74%)	8.68%
American Century Focused Large Cap Value ETF | American Century Focused Large Cap Value ETF Class
Prospectus [Line Items]
Annual Return [Percent]	11.39%	6.08%	1.23%	17.26%
American Century Large Cap Equity ETF | American Century Large Cap Equity ETF Class
Prospectus [Line Items]
Annual Return [Percent]	20.02%	24.72%	(19.25%)	28.92%
American Century Large Cap Growth ETF | American Century Large Cap Growth ETF Class
Prospectus [Line Items]
Annual Return [Percent]	26.68%	43.14%	(30.15%)
American Century Mid Cap Growth Impact ETF | American Century Mid Cap Growth Impact ETF Class
Prospectus [Line Items]
Annual Return [Percent]	19.40%	22.22%	(27.36%)	10.36%